Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jul. 22, 2013
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II – Valuation and Qualifying Accounts

Wolverine World Wide, Inc. and Subsidiaries

(In millions)

Column A	Column B	Column C		Column D		Column E
		Additions
		(1)	(2)
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts (Describe)	Deductions (Describe)		Balance at End of Period

Fiscal year-ended December 29, 2012
Deducted from asset accounts:
Allowance for doubtful accounts	$4.8	$8.7		$3.4	(A)	$10.1
Allowance for sales returns	5.2	53.9		47.7	(B)	11.4
Allowance for cash discounts	2.7	11.8		9.3	(C)	5.2
Inventory valuation allowances	10.3	7.8		5.6	(D)	12.5

	$23.0	$82.2		$66.0		$39.2

Fiscal year-ended December 31, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$5.8	$6.0		$7.0	(A)	$4.8
Allowance for sales returns	4.5	48.5		47.8	(B)	5.2
Allowance for cash discounts	1.2	10.1		8.6	(C)	2.7
Inventory valuation allowances	8.6	8.7		7.0	(D)	10.3

	$20.1	$73.3		$70.4		$23.0

Fiscal year-ended January 1, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$8.1	$3.8		$6.2	(A)	5.7
Allowance for sales returns	4.6	38.1		38.3	(B)	4.4
Allowance for cash discounts	1.2	10.6		10.5	(C)	1.3
Inventory valuation allowances	6.4	8.3		6.0	(D)	8.7

	$20.3	$60.8		$61.0		20.1

(A)	Accounts charged off, net of recoveries.
(B)	Actual customer returns.
(C)	Discounts given to customers.
(D)	Adjustment upon disposal of related inventories.